UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: March 31, 2019

Item 1. Schedule of Investments.

Defiance Future Tech ETF
Schedule of Investments
March 31, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.6%
	Communication Services - 24.7%
42	Alphabet, Inc. - Class A (a)	$49,429
2,400	Capcom Company, Ltd.	53,774
543	Electronic Arts, Inc. (a)	55,185
315	Facebook, Inc. - Class A (a)	52,507
10,800	Gree, Inc.	44,104
2,376	IMAX Corporation (a)	53,888
2,700	Koei Tecmo Holdings Company, Ltd.	52,056
25,500	NetDragon Websoft Holdings, Ltd.	64,059
192	NetEase, Inc. - ADR	46,358
495	Netmarble Corporation (a)	54,511
300	Nintendo Company, Ltd.	85,540
2,883	Rovio Entertainment Oyj	19,184
7,848	Snap, Inc. - Class A (a)	86,485
1,500	Square Enix Holdings Company, Ltd.	52,582
35,511	Technicolor SA (a)	40,711
588	Ubisoft Entertainment SA (a)	52,396
		862,769
	Consumer Discretionary - 9.1%
900	Bandai Namco Holdings, Inc.	42,201
693	Garmin, Ltd.	59,841
9,186	GoPro, Inc. - Class A (a)	59,709
765	LG Electronics, Inc.	50,614
4,800	Panasonic Corporation	41,380
831	Sony Corporation - ADR	35,101
2,601	Turtle Beach Corporation (a)	29,547
		318,393
	Health Care - 1.4%
1,251	Koninklijke Philips NV	51,011
	Industrials - 4.0%
822	Cubic Corporation	46,229
354	Elbit Systems, Ltd.	45,666
1,500	Toshiba Corporation	47,771
		139,666
	Information Technology - 60.4%
189	Adobe, Inc. (a)	50,367
2,265	Advanced Micro Devices, Inc. (a)	57,803
1,155	Ambarella, Inc. (a)	49,896
264	Apple, Inc.	50,147
6,000	Asustek Computer, Inc.	43,413
342	Autodesk, Inc. (a)	53,290
1,659	Canon, Inc. - ADR	48,177
1,416	Corning, Inc.	46,870
1,008	Cree, Inc. (a)	57,678
369	Dassault Systemes SE	55,002

669		Dolby Laboratories, Inc. - Class A	42,127
1,041		FARO Technologies, Inc. (a)	45,710
3,066		Hewlett Packard Enterprise Company	47,308
13,110		Himax Technologies, Inc. - ADR	41,821
33,000		HTC Corporation (a)	42,775
5,331		Immersion Corporation (a)	44,940
381		International Business Machines Corporation	53,759
66,000		Lenovo Group, Ltd.	59,358
5,058		LG Display Company, Ltd. - ADR(a)	43,752
1,350		Logitech International SA	53,109
1,017		Lumentum Holdings, Inc. (a)	57,501
432		Microsoft Corporation	50,950
21,000		Micro-Star International Company, Ltd.	58,938
12,846		Nordic Semiconductor ASA (a)	53,851
303		NVIDIA Corporation	54,407
558		NXP Semiconductors NV	49,322
1,167		Plantronics, Inc.	53,810
537		PTC, Inc. (a)	49,501
786		QUALCOMM, Inc.	44,826
318,000		Razer, Inc. (a)	66,841
1,272		Samsung Electronics Company, Ltd.	50,035
444		SAP SE	51,350
1,137		Seagate Technology plc	54,451
1,320		Silicon Motion Technology Corporation - ADR	52,325
429		Splunk, Inc. (a)	53,453
3,327		STMicroelectronics NV - ADR	49,406
1,185		Synaptics, Inc. (a)	47,104
600		TDK Corporation	46,998
480		Texas Instruments, Inc.	50,914
468		Universal Display Corporation	71,534
2,478		Xperi Corporation	57,985
			2,112,804
		TOTAL COMMON STOCKS (Cost $3,508,542)	3,484,643

		SHORT-TERM INVESTMENTS - 0.2%
6,130		First American Government Obligations Fund, Class X, 2.36% *	6,130
		TOTAL SHORT-TERM INVESTMENTS (Cost $6,130)	6,130
		TOTAL INVESTMENTS - 99.8% (Cost $3,514,672)	3,490,773
		Other Assets in Excess of Liabilities - 0.2%	7,012
		NET ASSETS - 100.0%	$3,497,785

	Percentages are stated as a percent of net assets.
	(a)	Non-income producing security.
	ADR	American Depositary Receipt.
		To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	*	Rate shown is the annualized seven-day yield as of March 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Defiance Quantum ETF
Schedule of Investments
March 31, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.7%
	Communication Services - 4.3%
75	Alphabet, Inc. - Class A (a)	$88,266
26,290	Koninklijke KPN NV	83,423
2,000	Nippon Telegraph & Telephone Corporation	84,980
		256,669
	Consumer Discretionary - 1.6%
515	Alibaba Group Holding, Ltd. - ADR(a)	93,962
	Industrials - 10.1%
570	Honeywell International, Inc.	90,585
265	Lockheed Martin Corporation	79,542
6,155	Maxar Technologies, Inc.	24,879
7,000	Mitsubishi Electric Corporation	89,963
290	Northrop Grumman Corporation	78,184
455	Raytheon Company	82,846
705	Siemens AG	75,947
2,500	Toshiba Corporation	79,618
		601,564
	Information Technology - 83.7%
495	Accenture plc - Class A	87,130
3,900	Advanced Micro Devices, Inc. (a)	99,528
1,265	Alteryx, Inc. - Class A (a)	106,096
465	Apple, Inc.	88,327
2,285	Applied Materials, Inc.	90,623
485	ASML Holding NV	91,054
10,000	Asustek Computer, Inc.	72,354
1,015	Atos SE	98,014
3,650	Attunity, Ltd. (a)	85,593
9,920	BlackBerry, Ltd. (a)	100,021
1,775	Cadence Design Systems, Inc. (a)	112,730
3,000	CEVA, Inc. (a)	80,880
12,665	Cloudera, Inc. (a)	138,555
1,910	Cognex Corporation	97,143
5,970	Cypress Semiconductor Corporation	89,072
1,760	FLIR Systems, Inc.	83,741
1,000	Fujitsu, Ltd.	72,151
2,500	Hitachi High-Technologies Corporation	102,430
3,450	HP, Inc.	67,033
1,645	Intel Corporation	88,336
645	International Business Machines Corporation	91,010
88,575	IQE plc (a)	85,063
2,255	Isra Vision AG	84,317
2,780	Jenoptik AG	103,635
1,060	Koh Young Technology, Inc.	79,843
565	Lam Research Corporation	101,141
11,910	Lattice Semiconductor Corporation (a)	142,086

840		Mellanox Technologies, Ltd. (a)	99,422
2,215		Micron Technology, Inc. (a)	91,546
715		Microsoft Corporation	84,327
1,160		MKS Instruments, Inc.	107,938
2,685		Nanometrics, Inc. (a)	82,913
1,635		National Instruments Corporation	72,529
2,500		NEC Corporation	84,587
13,330		Nokia Oyj - ADR	76,248
5,200		Nuance Communications, Inc. (a)	88,036
525		NVIDIA Corporation	94,269
1,670		Oracle Corporation	89,696
1,360		QUALCOMM, Inc.	77,561
17,500		Renesas Electronics Corporation (a)	80,950
90		Samsung Electronics Company, Ltd. - GDR	88,290
765		SAP SE	88,475
1,965		Seagate Technology plc	94,104
1,360		SK Hynix, Inc.	88,901
735		Splunk, Inc. (a)	91,581
875		Synopsys, Inc. (a)	100,756
2,110		Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	86,426
2,030		Talend SA - ADR(a)	102,657
2,085		Teradata Corporation (a)	91,010
2,360		Teradyne, Inc.	94,022
5,070		Tower Semiconductor, Ltd. (a)	83,959
9,315		Ultra Clean Holdings, Inc. (a)	96,410
1,870		Western Digital Corporation	89,872
885		Xilinx, Inc.	112,209
			4,976,600
		TOTAL COMMON STOCKS (Cost $5,668,152)	5,928,795

		SHORT-TERM INVESTMENTS - 0.3%
17,279		First American Government Obligations Fund, Class X, 2.36% *	17,279
		TOTAL SHORT-TERM INVESTMENTS (Cost $17,279)	17,279
		TOTAL INVESTMENTS - 100.0% (Cost $5,685,431)	5,946,074
		Liabilities in Excess of Other Assets - (0.0)% +	(2,276)
		NET ASSETS - 100.0%	$5,943,798

	Percentages are stated as a percent of net assets.
	(a)	Non-income producing security.
	ADR	American Depositary Receipt.
	GDR	Global Depositary Receipt.
		To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	*	Rate shown is the annualized seven-day yield as of March 31, 2019.
	+	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Defiance Next Gen Connectivity ETF
Schedule of Investments
March 31, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.7%
	Communication Services - 14.4%
18,560	AT&T, Inc.	$582,042
9,088	BT Group plc - ADR	134,412
7,344	CenturyLink, Inc.	88,055
5,888	China Mobile, Ltd. - ADR	300,229
32,752	Intelsat SA (a)	512,896
10,416	Orange SA - ADR	169,781
4,560	SK Telecom Company, Ltd. - ADR	111,674
21,376	Sprint Corporation (a)	120,774
9,360	Verizon Communications, Inc.	553,457
14,112	Vodafone Group plc - ADR	256,556
		2,829,876
	Industrials - 0.7%
31,696	Maxar Technologies, Inc.	127,418
	Information Technology - 78.4%
14,672	A10 Networks, Inc. (a)	104,024
2,208	Acacia Communications, Inc. (a)	126,629
23,408	ADTRAN, Inc.	320,690
6,000	Akamai Technologies, Inc. (a)	430,260
3,840	Allot, Ltd. (a)	30,490
5,424	Amdocs, Ltd.	293,493
2,240	Broadcom, Inc.	673,590
29,104	Casa Systems, Inc. (a)	241,563
17,024	Ceragon Networks, Ltd. (a)	61,116
6,256	Ciena Corporation (a)	233,599
11,664	Cisco Systems, Inc.	629,739
51,344	CommScope Holding Company, Inc. (a)	1,115,705
12,336	Comtech Telecommunications Corporation	286,442
4,528	Corning, Inc.	149,877
14,816	Extreme Networks, Inc. (a)	110,972
2,384	F5 Networks, Inc. (a)	374,121
40,864	Finisar Corporation (a)	946,819
8,624	Hewlett Packard Enterprise Company	133,068
102,816	Infinera Corporation (a)	446,221
1,264	InterDigital, Inc.	83,399
768	IPG Photonics Corporation (a)	116,567
13,168	Juniper Networks, Inc.	348,557
7,520	Keysight Technologies, Inc. (a)	655,744
14,032	Lattice Semiconductor Corporation (a)	167,402
2,096	Lumentum Holdings, Inc. (a)	118,508
27,872	MACOM Technology Solutions Holdings, Inc. (a)	465,741
1,376	Mellanox Technologies, Ltd. (a)	162,863
2,000	National Instruments Corporation	88,720
13,824	NeoPhotonics Corporation (a)	86,953
3,424	NetScout Systems, Inc. (a)	96,112

159,440		Nokia Oyj - ADR	911,997
6,848		QUALCOMM, Inc.	390,541
4,112		Radware, Ltd. (a)	107,447
16,832		Ribbon Communications, Inc. (a)	86,685
6,160		Sierra Wireless, Inc. (a)	76,199
13,408		Skyworks Solutions, Inc.	1,105,892
106,592		Telefonaktiebolaget LM Ericsson - ADR	978,514
5,184		Ubiquiti Networks, Inc.	776,097
8,928		Viavi Solutions, Inc. (a)	110,529
2,304		VMware, Inc. (a)	415,895
10,384		Xilinx, Inc.	1,316,587
			15,375,367
		Real Estate - 6.2%
2,336		American Tower Corporation	460,332
2,208		Crown Castle International Corporation	282,624
1,136		Digital Realty Trust, Inc.	135,184
416		Equinix, Inc.	188,514
736		SBA Communications Corporation (a)	146,950
			1,213,604
		TOTAL COMMON STOCKS (Cost $19,698,819)	19,546,265

		SHORT-TERM INVESTMENTS - 0.3%
52,400		First American Government Obligations Fund, Class X, 2.36% *	52,400
		TOTAL SHORT-TERM INVESTMENTS (Cost $52,400)	52,400
		TOTAL INVESTMENTS - 100.0% (Cost $19,751,219)	19,598,665
		Other Assets in Excess of Liabilities - 0.0% +	9,525
		NET ASSETS - 100.0%	$19,608,190

	Percentages are stated as a percent of net assets.
	ADR	American Depositary Receipt.
	(a)	Non-income producing security.
		To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	*	Rate shown is the annualized seven-day yield as of March 31, 2019.
	+	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at March 31, 2019 (Unaudited)

The Funds utilize various methods to measure the fair value of their investments on a recurring basis.  Generally accepted accounting principles in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2019:

	Defiance Future Tech ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$3,484,643	$-	$-	$3,484,643
Short-Term Investments	6,130	-	-	6,130
Total Investments in Securities	$3,490,773	$-	$-	$3,490,773
	Defiance Quantum ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$5,928,795	$-	$-	$5,928,795
Short-Term Investments	17,279	-	-	17,279
Total Investments in Securities	$5,946,074	$-	$-	$5,946,074
	Defiance Next Gen Connectivity ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$19,546,265	$-	$-	$19,546,265
Short-Term Investments	52,400	-	-	52,400
Total Investments in Securities	$19,598,665	$-	$-	$19,598,665
^See Schedule of Investments for breakout of investments by sector classification.
For the period ended March 31, 2019, the Funds did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    ETF Series Solutions

By (Signature and Title) *      /s/ Kristina R. Nelson
    Kristina R. Nelson, President (principal executive officer)

Date         5/20/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *      /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date         5/20/2019

By (Signature and Title) *       /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date         5/20/2019

* Print the name and title of each signing officer under his or her signature.